Sch1-STATEMENT OF OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other income	$ 37,775	$ 25,754	$ 25,785
Operating revenues	559,688	517,190	578,361
General and Administrative Expense	40,787	31,628	33,906
Operating Expenses	632,908	641,182	594,212
Operating Income (Loss)	(48,600)	(100,434)	18,908
Interest income	47	83	130
Interest expense	(75,825)	(90,718)	(94,089)
Foreign currency exchange (loss) gain	(179)	(92)	84
Debt conversion expense	(41,067)	(12,654)	0
Dividends received, net	296	86	134
Other non-operating items, net	1,190	1,181	1,110
Nonoperating Income (Expense)	(122,601)	(89,160)	(89,760)
Net Income (Loss) Attributable to Parent	(162,938)	(188,509)	(82,754)
Parent [Member]
Other income	635	590	338
Operating revenues	635	590	338
General and Administrative Expense	3,125	2,961	3,995
Operating Expenses	3,125	2,961	3,995
Operating Income (Loss)	(2,490)	(2,371)	(3,657)
Interest income	169	552	1,009
Interest expense	(14,288)	(10,581)	(10,125)
Foreign currency exchange (loss) gain	(434)	51	249
Debt conversion expense	(41,067)	(12,654)	0
Dividends received, net	786	86	134
Other non-operating items, net	1,458	(28)	(22)
Nonoperating Income (Expense)	(53,376)	(22,574)	(8,755)
Net income (loss) before equity in net income/loss of subsidiaries	(55,866)	(24,945)	(12,412)
Equity in net income/loss of subsidiaries	(107,072)	(163,564)	(70,342)
Net Income (Loss) Attributable to Parent	$ (162,938)	$ (188,509)	$ (82,754)